Commitments and Contingencies (Details)						6 Months Ended		12 Months Ended
	Dec. 01, 2024 USD ($) m²	Aug. 07, 2024 USD ($)	Mar. 15, 2021 USD ($) m²	Oct. 10, 2017 USD ($) m²	Jan. 01, 2015 USD ($) m²	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingencies [Line Items]
Segregated deposit						$ 3,800,000
Rent space (in Square Meters) | m²	6,513		3,248	3,950
Monthly rent	$ 15,278		$ 15,452	$ 7,798
Initial term					60 months
Operating leases discount rate						10.00%		10.00%
Weighted-average remaining lease term						2 years 9 months		3 years 2 months 1 day
Rent expenses						$ 83,213	$ 89,127	$ 176,822	$ 203,265
Rate per hour		$ 150
Base fee						15,820
Legal matters						0		10,000
Previously Reported [Member]
Commitments and Contingencies [Line Items]
Rent space (in Square Meters) | m²			7,198
Side Letter Agreement [Member]
Commitments and Contingencies [Line Items]
Segregated deposit						3,800,000
January 1, 2015 [Member]
Commitments and Contingencies [Line Items]
Rent space (in Square Meters) | m²					3,657
Monthly rent					$ 5,986
Alexander Tokman [Member]
Commitments and Contingencies [Line Items]
Annual Basic Salary						$ 300,000		$ 300,000
Richard Jacroux [Member]
Commitments and Contingencies [Line Items]
Monthly fee expenses		$ 8,650